Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of income tax benefit
	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Current tax expense	5,756	3,748	5,924
Deferred tax benefit	(884)	(884)	(1,445)
Total	4,872	2,864	4,479

Schedule of deferred tax assets and deferred tax liability
	As of December 31,
	2020	2021
	RMB	RMB
Deferred tax assets:
Allowance for doubtful accounts	5,084	7,821
Impairment loss on long-lived assets and long-term prepaid expenses	27,289	42,634
Impairment loss on long-term investments	16,371	16,706
Accrued Liabilities	10,418	11,809
Deductible temporary difference related to advertising expenses	4,561	4,616
Deferred subsidy income	821	711
Net operating loss carrying forwards	291,750	317,242
Total deferred tax assets	356,294	401,539
Less: valuation allowance	(356,294)	(401,539)
Deferred tax assets, net	—	—

Summary of Valuation Allowance [Table Text Block]
RMB
Net change of valuation allowance of Deferred tax assets
Balance at December 31, 2018	160,252
Additions-change to tax expense	119,264
Balance at December 31, 2019	279,516
Additions-change to tax expense	96,599
NOL Reductions/expirations	(19,821)
Balance at December 31, 2020	356,294
Additions-change to tax expense	66,093
NOL Reductions/expirations	(20,848)
Balance at December 31, 2021	401,539

Summary of Deferred Tax Liability Not Recognized [Table Text Block]
	As of December 31,
	2020	2021
	RMB	RMB
Deferred tax liabilities:
Acquired intangible assets	1,543	362

Schedule of (loss) profit before income taxes
	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
PRC	(541,768)	(597,856)	(1,845,292)
Non-PRC	(258,485)	93,415	(313,039)
Total	(800,253)	(504,441)	(2,158,331)

Schedule of effective tax rate and the statutory income tax rate
	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Loss before provision for income taxes and loss	(800,253)	(504,441)	(2,158,331)
Income tax expense computed at an applicable tax rate of 25%	(200,063)	(126,110)	(539,583)
Effect of non-deductible items	1,075	9,213	437,412
Effect of preferential tax rate	43,826	16,042	30,249
Effect of income tax rate difference in other jurisdictions	40,770	9,243	24,453
Effect of change in tax rate	—	(2,123)	(14,145)
Change in valuation allowance	119,264	96,599	66,093
Total	4,872	2,864	4,479

Schedule of increase in income tax expenses and net loss per share amounts
	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Increase in income tax expenses	5,299	1,764	3,019
Net loss per share-basic and diluted*	(318.20)	(150.60)	(328.70)

*        The net loss per share basic and diluted are presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022 (Note 26)